Preferred and common stock (Tables)	6 Months Ended
Sep. 30, 2025
Preferred stock
Class of Stock [Line Items]
Schedule of Stock by Class
The composition of preferred stock at March 31, 2025 and September 30, 2025 is as follows:

Class of stock	March 31, 2025		September 30, 2025
	Authorized	Issued	Authorized	Issued

	(number of shares)
Class XIV preferred stock	90,000,000	—	90,000,000	—
Class XV preferred stock	90,000,000	—	90,000,000	—
Class XVI preferred stock	150,000,000	—	150,000,000	—